Investments in Joint Ventures and Associates - Summary of Overview of Summarized Financial Information to Carrying Amount of Joint Ventures (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of joint ventures [Line Items]
Carrying amount	€ 1,743	€ 1,376	€ 1,983
Santander Spain Life [member]
Disclosure of joint ventures [Line Items]
Net assets of joint venture as presented above	648	399
Net assets of joint venture excluding goodwill	568	66
Goodwill on acquisition	80	333
Carrying amount	369	366
Santander Spain Life [member] | Aegon [member]
Disclosure of joint ventures [Line Items]
Net assets of joint venture excluding goodwill	290	34
China [member]
Disclosure of joint ventures [Line Items]
Net assets of joint venture as presented above	752	417
Net assets of joint venture excluding goodwill	751	416
Goodwill on acquisition	1	1
Carrying amount	369	205
China [member] | Aegon [member]
Disclosure of joint ventures [Line Items]
Net assets of joint venture excluding goodwill	368	204
Other Joint ventures [member]
Disclosure of joint ventures [Line Items]
Net assets of joint venture as presented above	1,816	1,737
Net assets of joint venture excluding goodwill	1,681	1,343
Goodwill on acquisition	148	244
Carrying amount	1,005	806
Other Joint ventures [member] | Aegon [member]
Disclosure of joint ventures [Line Items]
Net assets of joint venture excluding goodwill	€ 857	€ 562